Intangible assets and goodwill - Business acquisitions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Apr. 01, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Non-current assets
Deferred income taxes	$ 6,500,000			$ 4,700,000	$ 3,900,000
Other intangible assets
Business acquisition
Ownership interest in businesses acquired (as a percentage)			100.00%
Combined acquisitions
Business acquisition
Fair value of shares issued	48,800,000
Current assets
Cash and cash equivalents	70,600,000
Accounts receivable	91,500,000
Other	10,300,000
Total current assets	172,400,000
Non-current assets
Intangible assets subject to amortization	1,213,700,000
Deferred income taxes	1,300,000
Other	3,900,000
Total non-current assets	1,295,500,000
Total identifiable assets acquired	1,467,900,000
Current liabilities
Accounts payable and accrued liabilities	55,500,000
Income and other taxes payable	58,800,000
Advance billings and customer deposits	1,500,000
Current maturities of long-term debt	8,800,000
Total current liabilities	124,600,000
Non-current liabilities
Long-term debt	165,200,000
Other long-term liabilities	1,100,000
Deferred income taxes	349,100,000
Total non-current liabilities	515,400,000
Total liabilities assumed	640,000,000
Net identifiable assets acquired	827,900,000
Goodwill	1,017,000,000
Net assets acquired	1,844,900,000
Acquisition effected by way of:
Cash consideration	1,812,500,000
Share consideration	48,800,000
Excess of fair value of consideration paid over the carrying value of business acquired	(16,400,000)
Total consideration transferred	1,844,900,000
Combined acquisitions | Total
Non-current assets
Property, plant and equipment	41,500,000
Combined acquisitions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	35,100,000
CCC
Current assets
Cash and cash equivalents	67,900,000
Accounts receivable	48,700,000
Other	1,400,000
Total current assets	118,000,000
Non-current assets
Intangible assets subject to amortization	569,900,000
Other	1,700,000
Total non-current assets	620,100,000
Total identifiable assets acquired	738,100,000
Current liabilities
Accounts payable and accrued liabilities	32,000,000
Income and other taxes payable	47,700,000
Current maturities of long-term debt	8,100,000
Total current liabilities	87,800,000
Non-current liabilities
Long-term debt	163,400,000
Deferred income taxes	162,600,000
Total non-current liabilities	326,000,000
Total liabilities assumed	413,800,000
Net identifiable assets acquired	324,300,000
Goodwill	548,700,000
Net assets acquired	873,000,000
Acquisition effected by way of:
Cash consideration	873,000,000
Total consideration transferred	$ 873,000,000
CCC | Customer relationships
Business acquisition
Useful life of intangible assets	10 years
CCC | Standard operating procedures
Business acquisition
Useful life of intangible assets	5 years
CCC | Brand
Business acquisition
Useful life of intangible assets	3 years
CCC | Software | Minimum
Business acquisition
Useful life of intangible assets	3 years
CCC | Software | Maximum
Business acquisition
Useful life of intangible assets	5 years
CCC | Total
Non-current assets
Property, plant and equipment	$ 15,900,000
CCC | Right-of-use lease assets
Non-current assets
Property, plant and equipment	32,600,000
Managed IT Services
Business acquisition
Fair value of shares issued	48,800,000
Current assets
Accounts receivable	2,400,000
Other	2,900,000
Total current assets	5,300,000
Non-current assets
Intangible assets subject to amortization	800,000
Deferred income taxes	1,300,000
Other	2,200,000
Total non-current assets	29,700,000
Total identifiable assets acquired	35,000,000
Current liabilities
Accounts payable and accrued liabilities	1,100,000
Advance billings and customer deposits	800,000
Total current liabilities	1,900,000
Non-current liabilities
Other long-term liabilities	700,000
Total non-current liabilities	700,000
Total liabilities assumed	2,600,000
Net identifiable assets acquired	32,400,000
Net assets acquired	32,400,000
Acquisition effected by way of:
Share consideration	48,800,000
Excess of fair value of consideration paid over the carrying value of business acquired	(16,400,000)
Total consideration transferred	32,400,000
Managed IT Services | Total
Non-current assets
Property, plant and equipment	25,400,000
Managed IT Services | Class C common shares
Business acquisition
Equity consideration (in shares)		3,535,470
Fair value of shares issued		$ 48,800,000
Acquisition effected by way of:
Share consideration		$ 48,800,000
Lionbridge AI
Business acquisition
Purchase price	939,500,000
Current assets
Cash and cash equivalents	2,700,000
Accounts receivable	40,400,000
Other	6,000,000
Total current assets	49,100,000
Non-current assets
Intangible assets subject to amortization	643,000,000
Total non-current assets	645,700,000
Total identifiable assets acquired	694,800,000
Current liabilities
Accounts payable and accrued liabilities	22,400,000
Income and other taxes payable	11,100,000
Advance billings and customer deposits	700,000
Current maturities of long-term debt	700,000
Total current liabilities	34,900,000
Non-current liabilities
Long-term debt	1,800,000
Other long-term liabilities	400,000
Deferred income taxes	186,500,000
Total non-current liabilities	188,700,000
Total liabilities assumed	223,600,000
Net identifiable assets acquired	471,200,000
Goodwill	468,300,000
Net assets acquired	939,500,000
Acquisition effected by way of:
Cash consideration	939,500,000
Total consideration transferred	$ 939,500,000
Lionbridge AI | Customer relationships
Business acquisition
Useful life of intangible assets	15 years
Lionbridge AI | Crowd source
Business acquisition
Useful life of intangible assets	8 years
Lionbridge AI | Total
Non-current assets
Property, plant and equipment	$ 200,000
Lionbridge AI | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 2,500,000